Summary of Significant Accounting Policies (Details 1) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Accounting Policies [Abstract]
Allowance for doubtful accounts, beginning balance	$ 208,422	$ 190,088	$ 190,088	$ 39,571
Additions:
Bad debt expense	$ 12,450	$ 252,809	1,094,507	345,941
Deductions:
Write-off uncollectable accounts			(1,076,173)	(195,424)
Allowance for doubtful accounts, ending balance			$ 208,422	$ 190,088